FAIR VALUE MEASUREMENTS (Schedule of Changes in the Fair Value of the Derivative Warrant Liability) (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Sep. 03, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Balance as of Beginning	$ 447	$ 0
Issuance of warrants in connection with convertible notes		445
Changes in fair value	1,105	2
Equity classification of a derivative warrant liability	(1,552)
Balance as of Ending	$ 0	$ 447